Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for PEO 1	Compensation Actually Paid to PEO 2	Average SCT Total for Non-PEO NEOs 1	Average Compensation Actually Paid to Non-PEO NEOs 3	TSR	Peer Group TSR 4	Goodyear Net Income (in millions)	EBIT (Company- Selected Measure) (in millions)
2022	$10,317,348	$(11,700,294)	$3,264,573	$(2,598,280)	$66.05	$104.59	$202	$1,188
2021	21,415,578	39,794,054	6,743,039	11,818,873	138.73	142.18	764	988	5

2020	16,003,113	13,870,027	4,333,433	4,338,563	70.99	117.51	(1,254)	(85)

1
During 2020-2022, Mr. Kramer was our Chief Executive Officer. During 2020-2021, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney and Patterson. During 2022, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan
, Delan
ey, Phillips and Patterson.

2
The following table sets forth the adjustments made to the SCT Total for PEO during each year presented to determine compensation actually paid (CAP) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Covered Year
	2022	2021	2020
SCT Total for PEO	$10,317,348	$21,415,578	$16,003,113
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	0	(199,123)	(4,777,795)
Add “service cost” for pension plans a	736,934	751,064	672,490
Add “prior service cost” for pension plans b	0	0	0
Deduct amounts reported under “Stock Awards” Column of the SCT	(5,658,051)	(10,688,026)	(1,757,495)
Deduct amounts reported under “Option Awards” Column of the SCT	0	0	(1,970,000)
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	2,566,857	17,417,825	7,596,234
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(15,440,422)	8,704,509	(1,693,415)
Add the fair value of awards granted and vested during the covered year e	193,682	0	0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(4,416,642)	2,392,227	(254,427)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0	0	0
Add dividends on unvested awards paid during the covered year	0	0	51,322
Add incremental fair value of awards modified during the covered year	0	0	0

Compensation Actually Paid:	(11,700,294)	39,794,054	13,870,027

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the reporting period.

c
For 2022, the value includes the fair value of the 2022 RSU awards and 1/3 of the 2021-2023 and 2022-2024 PSU awards, each with respect to the 2022 performance period. For 2021, the value includes the fair value of the 2021 RSU awards, 1/3 of the 2020-2022 and 2021-2023 PSU awards, each with respect to the 2021 performance period, and the Value Creation Plan awards. For 2020, the value includes the fair value of the 2020 RSU awards, 2020 stock option awards, and 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2022, the value includes the change in fair value of the 2020 RSU awards, 2021 RSU awards, 1/3 of the 2021-2023 PSU awards with respect to the 2021 performance period, Value Creation Plan awards and various stock option awards. For 2021, the value includes the change in fair value of the 2019 RSU awards, 2020 RSU awards, 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period and various stock option awards. For 2020, the value includes the change in fair value of the 2018 RSU awards, the 2019 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2022, the value includes 1/3 of the 2020-2022 PSU awards with respect to the 2022 performance period.

f
For 2022, the value includes the 2019 RSU awards and 2/3 of the 2020-2022 PSU awards with respect to the 2020 and 2021 performance periods and various stock option awards. For 2021, the value includes the 2018 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. For 2020, the value includes the 2017 RSU awards and all of the 2018-2020 PSU awards and various stock option awards.

3
The following table sets forth the adjustments made to the SCT during each year presented to determi ne th
e average
CAP
to the Non-
PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Covered Year
	2022	2021	2020
Average SCT Total for non-PEO NEOs	$3,264,573	$6,743,039	$4,333,433
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(54,061)	(421,654)	(1,192,661)
Add “service cost” for pension plans a	393,302	445,423	385,290
Add “prior service cost” for pension plans b	0	0	0
Deduct amounts reported under “Stock Awards” Column of the SCT	(1,221,736)	(3,051,695)	(122,502)
Deduct amounts reported under “Option Awards” Column of the SCT	0	0	(734,999)
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	484,879	4,992,033	2,239,042
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(3,278,827)	2,487,301	(495,692)
Add the fair value of awards granted and vested during the covered year e	34,551	0	0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(1,067,225)	624,426	(86,107)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year g	(1,153,736)	0	0
Add dividends on unvested awards paid during the covered year	0	0	12,759
Add incremental fair value of awards modified during the covered year	0	0	0
Compensation Actually Paid:	(2,598,280)	11,818,873	4,338,563

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the reporting period.

c
For 2022, the value includes the fair value of the 2022 RSU awards and 1/3 of the 2021-2023 and 2022-2024 PSU awards, each with respect to the 2022 performance period. For 2021, the value includes the fair value of the 2021 RSU awards, 1/3 of the 2020-2022 and 2021-2023 PSU awards, each with respect to the 2021 performance period, and the Value Creation Plan awards. For 2020, the value includes the fair value of the 2020 RSU awards, 2020 stock option awards, and 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2022, the value includes the change in fair value of the 2020 RSU awards, 2021 RSU awards, 1/3 of the 2021-2023 PSU awards with respect to the 2021 performance period, Value Creation Plan awards and various stock option awards. For 2021, the value includes the change in fair value of the

2019 RSU awards, 2020 RSU awards, 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period and various stock option awards. For 2020, the value includes the change in fair value of the 2018 RSU awards, the 2019 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2022, the value includes 1/3 of the 2020-2022 PSU awards with respect to the 2022 performance period.

f
For 2022, the value includes the 2019 RSU awards and 2/3 of the 2020-2022 PSU awards with respect to the 2020 and 2021 performance periods and various stock option awards. For 2021, the value includes the 2018 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. For 2020, the value includes the 2017 RSU awards and all of the 2018-2020 PSU awards and various stock option awards.

g	For 2022, the value in this row reflects the aggregate fair value of awards forfeited by Mr. Patterson when he left the Company on October 31, 2022.

4	Dow Jones US Auto Parts Index

5
As reported in the 2022 Proxy Statement. This figure excludes results from Cooper Tire. Following the acquisition of Cooper Tire in June 2021, the Compensation Committee did not alter any of the previously established targets for the Company’s annual incentive plan and evaluated performance against the metrics for the Company, excluding results of operations attributable to Cooper Tire.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]	During 2020-2022, Mr. Kramer was our Chief Executive Officer. During 2020-2021, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan, Delaney and Patterson. During 2022, our
non-PEO
NEOs consisted of Messrs. Wells, McClellan
, Delan
	ey, Phillips and Patterson.
PEO Total Compensation Amount	$ 10,317,348	$ 21,415,578	$ 16,003,113
PEO Actually Paid Compensation Amount	$ (11,700,294)	39,794,054	13,870,027
Adjustment To PEO Compensation, Footnote [Text Block]
The following table sets forth the adjustments made to the SCT Total for PEO during each year presented to determine compensation actually paid (CAP) to PEO, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Covered Year
	2022	2021	2020
SCT Total for PEO	$10,317,348	$21,415,578	$16,003,113
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	0	(199,123)	(4,777,795)
Add “service cost” for pension plans a	736,934	751,064	672,490
Add “prior service cost” for pension plans b	0	0	0
Deduct amounts reported under “Stock Awards” Column of the SCT	(5,658,051)	(10,688,026)	(1,757,495)
Deduct amounts reported under “Option Awards” Column of the SCT	0	0	(1,970,000)
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	2,566,857	17,417,825	7,596,234
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(15,440,422)	8,704,509	(1,693,415)
Add the fair value of awards granted and vested during the covered year e	193,682	0	0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(4,416,642)	2,392,227	(254,427)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year	0	0	0
Add dividends on unvested awards paid during the covered year	0	0	51,322
Add incremental fair value of awards modified during the covered year	0	0	0

Compensation Actually Paid:	(11,700,294)	39,794,054	13,870,027

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the reporting period.

c
For 2022, the value includes the fair value of the 2022 RSU awards and 1/3 of the 2021-2023 and 2022-2024 PSU awards, each with respect to the 2022 performance period. For 2021, the value includes the fair value of the 2021 RSU awards, 1/3 of the 2020-2022 and 2021-2023 PSU awards, each with respect to the 2021 performance period, and the Value Creation Plan awards. For 2020, the value includes the fair value of the 2020 RSU awards, 2020 stock option awards, and 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2022, the value includes the change in fair value of the 2020 RSU awards, 2021 RSU awards, 1/3 of the 2021-2023 PSU awards with respect to the 2021 performance period, Value Creation Plan awards and various stock option awards. For 2021, the value includes the change in fair value of the 2019 RSU awards, 2020 RSU awards, 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period and various stock option awards. For 2020, the value includes the change in fair value of the 2018 RSU awards, the 2019 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2022, the value includes 1/3 of the 2020-2022 PSU awards with respect to the 2022 performance period.

f
For 2022, the value includes the 2019 RSU awards and 2/3 of the 2020-2022 PSU awards with respect to the 2020 and 2021 performance periods and various stock option awards. For 2021, the value includes the 2018 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. For 2020, the value includes the 2017 RSU awards and all of the 2018-2020 PSU awards and various stock option awards.

Non-PEO NEO Average Total Compensation Amount	$ 3,264,573	6,743,039	4,333,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,598,280)	11,818,873	4,338,563
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table sets forth the adjustments made to the SCT during each year presented to determi ne th
e average
CAP
to the Non-
PEO
NEOs, with “fair value” calculated in accordance with ASC Topic 718 as of the end of the specified period:

	Covered Year
	2022	2021	2020
Average SCT Total for non-PEO NEOs	$3,264,573	$6,743,039	$4,333,433
Deduct aggregate change in actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	(54,061)	(421,654)	(1,192,661)
Add “service cost” for pension plans a	393,302	445,423	385,290
Add “prior service cost” for pension plans b	0	0	0
Deduct amounts reported under “Stock Awards” Column of the SCT	(1,221,736)	(3,051,695)	(122,502)
Deduct amounts reported under “Option Awards” Column of the SCT	0	0	(734,999)
Add the fair value of awards granted in the covered year that remain outstanding and unvested as of covered year-end c	484,879	4,992,033	2,239,042
Add(Subtract) change in fair value of awards granted in any prior year that remain outstanding and unvested as of the covered year-end d	(3,278,827)	2,487,301	(495,692)
Add the fair value of awards granted and vested during the covered year e	34,551	0	0
Add(Subtract) change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the covered year f	(1,067,225)	624,426	(86,107)
Subtract fair value of awards granted in any prior year that were forfeited or failed to vest during the covered year g	(1,153,736)	0	0
Add dividends on unvested awards paid during the covered year	0	0	12,759
Add incremental fair value of awards modified during the covered year	0	0	0
Compensation Actually Paid:	(2,598,280)	11,818,873	4,338,563

a	Service cost is actuarially determined for services rendered during the covered year.

b	There were no plan amendments or initiations during the reporting period.

c
For 2022, the value includes the fair value of the 2022 RSU awards and 1/3 of the 2021-2023 and 2022-2024 PSU awards, each with respect to the 2022 performance period. For 2021, the value includes the fair value of the 2021 RSU awards, 1/3 of the 2020-2022 and 2021-2023 PSU awards, each with respect to the 2021 performance period, and the Value Creation Plan awards. For 2020, the value includes the fair value of the 2020 RSU awards, 2020 stock option awards, and 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

d
For 2022, the value includes the change in fair value of the 2020 RSU awards, 2021 RSU awards, 1/3 of the 2021-2023 PSU awards with respect to the 2021 performance period, Value Creation Plan awards and various stock option awards. For 2021, the value includes the change in fair value of the

2019 RSU awards, 2020 RSU awards, 1/3 of the 2020-2022 PSU awards with respect to the 2020 performance period and various stock option awards. For 2020, the value includes the change in fair value of the 2018 RSU awards, the 2019 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. The values do not necessarily correspond to the actual value that will be received by the executive officers upon vesting.

e	For 2022, the value includes 1/3 of the 2020-2022 PSU awards with respect to the 2022 performance period.

f
For 2022, the value includes the 2019 RSU awards and 2/3 of the 2020-2022 PSU awards with respect to the 2020 and 2021 performance periods and various stock option awards. For 2021, the value includes the 2018 RSU awards, all of the 2019-2021 PSU awards and various stock option awards. For 2020, the value includes the 2017 RSU awards and all of the 2018-2020 PSU awards and various stock option awards.

g	For 2022, the value in this row reflects the aggregate fair value of awards forfeited by Mr. Patterson when he left the Company on October 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Company TSR

During the covered years, the CAP to the CEO and other NEOs moved in parallel to the Company’s TSR.
From 2021 to 2022, TSR decreased 52%. During the same period, our CEO’s CAP decreased 129% and our non-PEO NEOs’ CAP decreased by 122%.
From 2020 to 2021, TSR increased 95%. During the same period, our CEO’s CAP increased 187%, driven by increases in the fair value of equity-based awards, and our non-PEO NEOs’ CAP increased by 172%.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Goodyear Net Income

Our CEO and other NEOs’ annual CAP moved in the same direction as our net income during the covered years.
During the covered years, our long-term incentive plans included net income, adjusted to exclude certain items.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and EBIT

Although, the Company achieved higher EBIT in 2022 than in 2021, the results were below the target set by the Compensation Committee under our annual incentive plan. The Compensation Committee set a rigorous target, including Cooper Tire for the first time. The CAP to our CEO and other NEOs includes payouts for achieving 79% of target at a total company level.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR an
d Peer G
roup TSR

On a cumulative basis the Company’s TSR is lower than the Dow Jones US Auto Parts Index during the 2020-2022 period.
The Company’s TSR experienced the same directional changes as the Dow Jones US Auto Parts Index during 2020-2022, although it was more volatile.

Tabular List [Table Text Block]
REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES
The six items listed below represent the most important metrics we used to determine executive compensation for 2022 as further described in our Compensation Discussion and Analysis w ithin
the sections titled “Annual Compensation” and “Long-Term Compensation.”

Most Important Performance Measures for Determining NEO Pay

1. Share

2. Cost

3. Cash (Free Cash Flow)

4. EBIT

5. Adjusted Net Income

6. Cash Flow Return on Capital
In 2022, our performance targets continued to emphasize Share, Cost and Cash, reflecting the importance of our balance sheet and the generation of free cash flow and profitability. As the industry continues to recover from the impact of the COVID-19 pandemic and related macroeconomic impacts, we determined that EBIT is the most important measure to link compensation to our performance in 2022.

Total Shareholder Return Amount	$ 66.05	138.73	70.99
Peer Group Total Shareholder Return Amount	104.59	142.18	117.51
Net Income (Loss)	$ 202,000,000	$ 764,000,000	$ (1,254,000,000)
Company Selected Measure Amount	1,188	988	(85)
PEO Name	Mr. Kramer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cost
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Cash (Free Cash Flow)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow Return on Capital
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (199,123)	$ (4,777,795)
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	736,934	751,064	672,490
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,658,051)	(10,688,026)	(1,757,495)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,970,000)
PEO [Member] | The Fair Value of Awards Granted in the Covered Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,566,857	17,417,825	7,596,234
PEO [Member] | Change in Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,440,422)	8,704,509	(1,693,415)
PEO [Member] | The Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	193,682	0	0
PEO [Member] | Change in Fair Value to Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,416,642)	2,392,227	(254,427)
PEO [Member] | Fair Value of Awards Granted or Failed to Vest During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	51,322
PEO [Member] | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,061)	(421,654)	(1,192,661)
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	393,302	445,423	385,290
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,221,736)	(3,051,695)	(122,502)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(734,999)
Non-PEO NEO [Member] | The Fair Value of Awards Granted in the Covered Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	484,879	4,992,033	2,239,042
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,278,827)	2,487,301	(495,692)
Non-PEO NEO [Member] | The Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,551	0	0
Non-PEO NEO [Member] | Change in Fair Value to Vesting Date of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,067,225)	624,426	(86,107)
Non-PEO NEO [Member] | Fair Value of Awards Granted or Failed to Vest During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,153,736)	0	0
Non-PEO NEO [Member] | Dividends on Unvested Awards Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	12,759
Non-PEO NEO [Member] | Incremental Fair Value of Awards Modified [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0